Net income per ordinary share (Tables)	3 Months Ended
Mar. 31, 2015
Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended
	March 31,	March 31,
	2015	2014

Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,281,059	61,776,643
Effect of dilutive share options outstanding	1,575,288	1,449,154
Weighted average number of ordinary shares for diluted net income per ordinary share	61,856,347	63,225,797